GOVERNMENTAL SUPPORT	12 Months Ended
Dec. 31, 2023
Governmental Support [Abstract]
GOVERNMENTAL SUPPORT
NOTE 13 - GOVERNMENTAL SUPPORT

During 2022 and 2021, governments in some of the countries in which we operate implemented the government assistance measures, which mitigated the impact of the COVID-19 outbreak on our results and liquidity. In the United States of America, the government has approved a payroll support of $0 and $15,918, for the years ended December 31, 2022 and 2021 to the American subsidiary of the Company. The American subsidiary recognized amounts of $0 and $16,925 as reduction of labor expenses for the years ended December 31, 2022 and 2021, respectively. For the year ended December 31, 2023 the Company did not receive any payroll support from the American government regarding COVID-19.

For the years ended December 31, 2022 and 2021, the Dutch government has provided financial assistance of €3,671 and €18,135 ($3,864 and $22,608 as of December 31, 2022 and 2021), respectively. The Dutch government terminated the support program in March 2022. For the year ended December 31, 2023 the Company did not receive any financial assistance from the Dutch government regarding COVID-19.

In the Netherlands wage tax, social security and VAT payments for the period March 2020 until September 2021 were postponed and have to be paid in 60 monthly installments, starting October 2022. The debt incurs annual interest starting July 2022 of 1% and increases every six months to a maximum of 4% starting on January 1, 2024 onwards. As of December 31, 2023 and 2022, the Company accumulated debt of €24,886 and €31,796 ($27,347 and $33,826 as of December 31, 2023 and 2022), respectively to the Dutch tax authorities.

In Germany, the employees are eligible for payroll support up to 60% of the employee’s payroll (on individual basis) in case the employees meet the support plan requirements. The Company pays to its German employees their full salary and the Company is being reimbursed by the German government for the payroll support amount. The Company applied for this support regarding COVID-19 starting from April 2020 to June 2021.